Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Entity Central Index Key		dei_EntityCentralIndexKey	0001450501

Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	EGShares EM Quality Dividend ETF (formerly known as EGShares Low Volatility Emerging Markets Dividend ETF)
Objective [Heading]		rr_ObjectiveHeading

Investment Objective

Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the EGAI Emerging Markets Quality Dividend Index SM (the “HILO Underlying Index”).
Expense [Heading]		rr_ExpenseHeading

Fees and Expenses

Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading

Portfolio Turnover

Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 168% of the average value of the portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	168.00%
Expense Exchange Traded Fund Commissions [Text]		rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example [Heading]		rr_ExpenseExampleHeading

Example

Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]		rr_StrategyHeading

Principal Investment Strategies

Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the HILO Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in developing market companies included in the HILO Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines “developing market” countries as those that are in frontier market countries ( i.e., those that are in the initial stages of their economic development) and emerging market countries ( i.e. , those that are in the intermediate stages of their economic development), and classified by EGA Indices (“EGAI”) as “developing markets.” The Fund may invest in small capitalization (“small cap”) companies ( i.e., those with market capitalizations between U.S. $100 million and U.S. $2 billion) and mid-capitalization (“mid cap”) companies ( i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion). A substantial portion of the Fund’s assets are denominated in currencies other than the U.S. Dollar.

The HILO Underlying Index is an equal-weighted index designed to represent a portfolio of approximately 50 companies in developing markets, each of which has a higher dividend yield than the average dividend yield in the EGAI Developing Markets Universe. The market capitalization of index constituents as of June 30, 2015 ranged from approximately U.S. $3.4 billion to U.S. $304 billion. The HILO Underlying Index is sponsored by EGAI, a separate group within Emerging Global Advisors, LLC (“EGA”), investment adviser to the Fund. An equal-weighted index represents the performance of its constituent securities in equal proportion to one another.

The Fund intends to replicate the constituent securities of the HILO Underlying Index, which is maintained by EGAI, an affiliate of the Fund, as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, EGA may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the HILO Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will invest in specific countries or geographic regions to approximately the same extent as the HILO Underlying Index. The Fund will concentrate its investments ( i.e ., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the HILO Underlying Index is concentrated.

Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration

The Fund will concentrate its investments ( i.e ., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the HILO Underlying Index is concentrated.

Risk [Heading]		rr_RiskHeading

Principal Risks

Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the HILO Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the HILO Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the HILO Underlying Index. In addition, the Fund’s NAV may deviate from the HILO Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the HILO Underlying Index for that security. To the extent that EGA uses a representative sampling strategy, the Fund may not track the HILO Underlying Index as closely as it would have if EGA were using a full replication strategy.

Index-Related Risk There is no assurance that the HILO Underlying Index will be determined, composed or calculated accurately. While EGAI, the sponsor of the HILO Underlying Index, provides descriptions of what the HILO Underlying Index is designed to achieve, EGAI does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the HILO Underlying Index will be in line with its described index methodology. Gains, losses or costs to the Fund caused by errors to the HILO Underlying Index may therefore be borne by the Fund and its shareholders. Although EGAI is a separate group within EGA, EGA maintains compliance policies and procedures designed to prevent conflicts of interest from arising in the portfolio management of the Fund and the personal trading of EGA personnel.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the HILO Underlying Index, as well as generate capital gains taxes.

Concentration The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the HILO Underlying Index, and as such, may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Frontier Markets Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.

Dividend-Paying Stocks The HILO Underlying Index is comprised of, and the Fund invests in, securities of high dividend-paying ( i.e., high income) companies. High dividend-paying stocks may underperform non-dividend paying stocks and the market in general. The Fund’s ability to distribute income to shareholders will depend on the yield available on the securities held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Country and Regional The Fund will invest in specific countries or geographic regions to approximately the same extent as the HILO Underlying Index. To the extent that the Fund invests a significant portion of its assets in a particular country or a specific geographic region, the Fund will generally have more exposure to that country’s or region’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a country or region where a substantial portion of the Fund’s assets are invested, the Fund may experience increased volatility or illiquidity of its portfolio holdings, which may adversely affect Fund performance.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the HILO Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Passive Management Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the HILO Underlying Index.

Issuer Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Cash Transactions In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.

International Closed Market Trading Because some or all of the Fund’s underlying securities trade on an exchange that is closed when the securities exchange on which the Fund Shares list and trade is open, there may be market uncertainty about the stale security pricing ( i.e. , the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participants Concentration The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is willing or able to create or redeem Shares of the Fund, the Fund’s Shares may trade like closed-end fund shares at a discount to NAV and possibly face delisting.

Risk Lose Money [Text]		rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund sought to track as of December 31, 2014. Effective January 26, 2015, the Fund changed its underlying index to the HILO Underlying Index in order to pursue a more effective quality dividend investment strategy; therefore, the performance information below does not reflect the Fund’s new underlying index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund sought to track
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	(888) 800-4347
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.emergingglobaladvisors.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading

Annual Total Return as of December 31

Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

During the periods shown in the bar chart above the Fund’s highest quarterly return was 11.17% (quarter ended March 31, 2012) and the Fund’s lowest quarterly return was -7.83% (quarter ended December, 31, 2014).

Year-to-date return (through June 30, 2015): 1.03%

Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.03%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	the Fund’s highest quarterly return was
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	11.17%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	the Fund’s lowest quarterly return was
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(7.83%)
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes, except withholding taxes
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption		rr_AverageAnnualReturnCaption

Average Annual Total Return as of December 31, 2014

| MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(2.19%)
Since Inception		rr_AverageAnnualReturnSinceInception	(0.90%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 04, 2011
| Underlying Combined Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year	[1]	rr_AverageAnnualReturnYear01	(12.30%)
Since Inception	[1]	rr_AverageAnnualReturnSinceInception	(3.87%)
Inception Date	[1]	rr_AverageAnnualReturnInceptionDate	Aug. 04, 2011
| FTSE Emerging All Cap ex Taiwan Low Volatility Dividend Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	none
Since Inception		rr_AverageAnnualReturnSinceInception	(6.48%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 03, 2014
| EGShares EM Quality Dividend ETF
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.85%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,049
Annual Return 2012		rr_AnnualReturn2012	16.33%
Annual Return 2013		rr_AnnualReturn2013	(9.91%)
Annual Return 2014		rr_AnnualReturn2014	(12.86%)
1 Year		rr_AverageAnnualReturnYear01	(12.86%)
Since Inception		rr_AverageAnnualReturnSinceInception	(4.93%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 04, 2011
| EGShares EM Quality Dividend ETF | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(13.34%)
Since Inception		rr_AverageAnnualReturnSinceInception	(5.60%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 04, 2011
| EGShares EM Quality Dividend ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(6.29%)
Since Inception		rr_AverageAnnualReturnSinceInception	(3.30%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 04, 2011

[1]	Reflects the Indxx Emerging Market High Income Low Beta Index prior to February 3, 2014 and the FTSE Emerging All cap ex Taiwan Low Volatility Dividend Index through December 31, 2014.
[2]	Pursuant to the investment advisory agreement with EGA Emerging Global Shares Trust on behalf of the Fund, Emerging Global Advisors, LLC, investment adviser to the Fund, pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, litigation expenses, and other non-routine or extraordinary expenses.